Intangible assets (Details 1) - Carrying Amounts [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Goodwill	R$ 1,526,733	R$ 1,526,733
Licenses with indefinite useful life	3,460,415	3,360,786
Cash generating units	6,760,399	6,485,667
IPTAN Instituto De Ensino Superior Presidente Trancredo DeAlmeida Neves SA [Membe]
IfrsStatementLineItems [Line Items]
Goodwill	17,446	17,446
Licenses with indefinite useful life	57,214	57,214
Cash generating units	142,155	122,599
Instituto De Educacao Superior Do Vale Do Parnaiba SA [Member]
IfrsStatementLineItems [Line Items]
Goodwill	27,956	27,956
Licenses with indefinite useful life	81,366	81,366
Cash generating units	128,552	126,195
Centro De Ciencias Em Saude De Itajuba SA [Member]
IfrsStatementLineItems [Line Items]
Goodwill	4,664	4,664
Licenses with indefinite useful life	56,737	56,737
Cash generating units	64,782	60,377
Instituto De Ensino Superior Do Piaui SA [Member]
IfrsStatementLineItems [Line Items]
Goodwill	73,838	73,838
Licenses with indefinite useful life	179,693	179,693
Cash generating units	336,287	322,900
FADEP Faculdade Educaciona lDe Pato Branco Ltda [Member]
IfrsStatementLineItems [Line Items]
Goodwill	49,661	49,661
Licenses with indefinite useful life	70,606	70,606
Cash generating units	143,096	141,201
Instituto Educacional Santo Agostinho SA [Member]
IfrsStatementLineItems [Line Items]
Goodwill	58,903	58,903
Licenses with indefinite useful life	144,507	144,507
Cash generating units	350,392	341,020
Instituto Paraensede Educacaoe Cultura Ltda [Member]
IfrsStatementLineItems [Line Items]
Goodwill
Licenses with indefinite useful life	108,000	108,000
Cash generating units	168,247	168,174
Uni Redentor [Member]
IfrsStatementLineItems [Line Items]
Goodwill	77,662	77,662
Licenses with indefinite useful life	121,477	121,477
Cash generating units	251,332	244,123
Uni SL [Member]
IfrsStatementLineItems [Line Items]
Goodwill	4,420	4,420
Licenses with indefinite useful life	273,795	273,795
Cash generating units	401,911	386,889
FESAR [Member]
IfrsStatementLineItems [Line Items]
Goodwill	71,664	71,664
Licenses with indefinite useful life	141,616	141,616
Cash generating units	248,037	246,385
FCMPB [Member]
IfrsStatementLineItems [Line Items]
Goodwill	110,483	110,483
Licenses with indefinite useful life	235,018	235,018
Cash generating units	404,039	392,862
ITPAC Garanhuns [Member]
IfrsStatementLineItems [Line Items]
Goodwill
Licenses with indefinite useful life	108,000	108,000
Cash generating units	150,489	129,458
Continuing Education [member]
IfrsStatementLineItems [Line Items]
Goodwill	267,477	267,477
Licenses with indefinite useful life
Cash generating units	574,048	542,354
Medical Practice Solutions [Member]
IfrsStatementLineItems [Line Items]
Goodwill	238,477	238,477
Licenses with indefinite useful life
Cash generating units	373,954	411,873
Unifip Moc [Member]
IfrsStatementLineItems [Line Items]
Goodwill	87,777	87,777
Licenses with indefinite useful life	239,847	239,847
Cash generating units	427,474	412,698
Unigranrio [Member]
IfrsStatementLineItems [Line Items]
Goodwill	169,173	169,173
Licenses with indefinite useful life	421,538	421,538
Cash generating units	804,996	819,682
Del Rey [Member]
IfrsStatementLineItems [Line Items]
Goodwill	75,098	75,098
Licenses with indefinite useful life	693,890	693,890
Cash generating units	960,966	929,307
Unidom [Member]
IfrsStatementLineItems [Line Items]
Goodwill	192,034	192,034
Licenses with indefinite useful life	427,482	427,482
Cash generating units	718,699	687,570
F U N I C [Member]
IfrsStatementLineItems [Line Items]
Goodwill
Licenses with indefinite useful life	99,629
Cash generating units	R$ 110,943